Fair value measurements	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Fair value measurements
Fair value measurement
Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities that are measured at fair value on a recurring basis:

		At December 31
		2018				2017
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€3	€15	€13	€31	€3	€24	€—	€27
Debt securities and equity instruments measured at FVPL	13	270	—	3	273	275	—	2	277
Derivative financial assets	16	—	256	41	297	—	254	30	284
Collateral deposits	13	61	—	—	61	61	—	—	61
Receivables from financing activities	15	—	—	973	973	—	—	—	—
Trade receivables	15	—	65	—	65	—	—	—	—
Cash at banks(1)	17	—	—	—	—	6,396	—	—	6,396
Money market securities(1)	17	4,352	—	—	4,352	4,404	1,838	—	6,242
Total Assets		€4,686	€336	€1,030	€6,052	€11,139	€2,116	€32	€13,287
Derivative financial liabilities	16	—	205	2	207	—	138	1	139
Total Liabilities		€—	€205	€2	€207	€—	€138	€1	€139

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(1) Amounts relating to Cash at banks and certain Money market securities were reclassified to amortized cost as January 1, 2018. Refer to Note 2, Basis of preparation - New standards and amendments effective January 1, 2018.
The impact of the adoption of IFRS 9 on the fair value hierarchy as at January 1, 2018 was as follows:

	At December 31, 2017 (as previously reported)				Adjustments/Reclassifications				At January 1, 2018 (as adjusted)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(€ million)
Debt securities and equity instruments measured at FVOCI	€3	€24	€—	€27	€—	€(4)	€23	€19	€3	€20	€23	€46
Debt securities and equity instruments measured at FVPL	275	—	2	277	—	—	20	20	275	—	22	297
Derivative financial assets	—	254	30	284	—	—	—	—	—	254	30	284
Collateral deposits	61	—	—	61	—	—	—	—	61	—	—	61
Receivables from financing activities	—	—	—	—	—	—	700	700	—	—	700	700
Trade receivables	—	—	—	—	—	28	—	28	—	28	—	28
Cash at banks(1)	6,396	—	—	6,396	(6,396)	—	—	(6,396)	—	—	—	—
Money market securities(1)	4,404	1,838	—	6,242	(1,692)	(1,838)	—	(3,530)	2,712	—	—	2,712
Total Assets	€11,139	€2,116	€32	€13,287	€(8,088)	€(1,814)	€743	€(9,159)	€3,051	€302	€775	€4,128
Derivative financial liabilities	—	138	1	139	—	—	—	—	—	138	1	139
Total Liabilities	€—	€138	€1	€139	€—	€—	€—	€—	€—	€138	€1	€139

In 2018, there were no transfers between Levels in the fair value hierarchy. For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.
The fair value of derivative financial assets and liabilities is measured by taking into consideration market parameters at the balance sheet date and using valuation techniques widely accepted in the financial business environment, as described below:

•	the fair value of forward contracts and currency swaps is determined by taking the prevailing exchange rates and interest rates at the balance sheet date;

•	the fair value of interest rate swaps and forward rate agreements is determined by taking the prevailing interest rates at the balance sheet date and using the discounted expected cash flow method;

•	the fair value of combined interest rate and currency swaps is determined using the exchange and interest rates prevailing at the balance sheet date and the discounted expected cash flow method; and

•
the fair value of swaps and options hedging commodity price risk is determined by using suitable valuation techniques and taking market parameters at the balance sheet date (in particular, underlying prices, interest rates and volatility rates).

The fair value of money market securities is also based on available market quotations. Where appropriate, the fair value of cash equivalents is determined with discounted expected cash flow techniques using observable market yields (categorized as Level 2).
The fair value of Receivables from financing activities, which are classified in Level 3 of the fair value hierarchy, has been estimated using discounted cash flow models. The most significant inputs used in this measurement are market discount rates that reflect conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	2018			2017
	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Debt securities and equity instruments	Derivative financial assets/(liabilities)
	(€ million)
At January 1	700	45	29	12	19
Gains/(Losses) recognized in Consolidated Income Statement	—	(1)	30	1	27
Gains/(Losses) recognized in Other comprehensive income/(loss)	—	—	9	(1)	18
Issues/Settlements	273	—	(29)	—	(35)
Transfers to Assets/(Liabilities) held for sale	—	(28)	—	—	—
At December 31	€973	€16	€39	12	29

The gains/(losses) included in the Consolidated Income Statements were recognized within Cost of revenues. Of the total gains/(losses) recognized in Other comprehensive income, €7 million was recognized within Cash flow reserves and €2 million was recognized within Currency translation differences.
Assets and liabilities not measured at fair value on recurring basis
The carrying value of debt securities measured at amortized cost, financial receivables, current receivables and payables is a reasonable approximation of fair value as the present value of future cash flows does not differ significantly from the carrying amount.
The carrying value of Cash at banks and Other cash equivalents usually approximates fair value due to the short maturity of these instruments (refer to Note 17, Cash and cash equivalents).
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31
		2018		2017
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,681	€1,682	€2,295	€2,295
Retail financing		601	584	420	405
Finance lease		3	3	4	4
Other receivables from financing activities		356	355	421	421
Total Receivables from financing activities (1)	15	€2,641	€2,624	€3,140	€3,125

Asset backed financing		€457	€457	€357	€357
Notes		7,825	8,152	9,626	10,365
Other debt		6,246	6,229	7,988	8,001
Total Debt	21	€14,528	€14,838	€17,971	€18,723

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(1) Amount at December 31, 2018 excludes receivables measured at FVPL
The fair value of Receivables from financing activities, which are categorized within Level 3 of the fair value hierarchy, has been estimated with discounted cash flows models. The most significant inputs used in this measurement are market discount rates that reflect conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
Notes that are traded in active markets for which close or last trade pricing is available are classified within Level 1 of the fair value hierarchy. Notes for which such prices are not available are valued at the last available price or based on quotes received from independent pricing services or from dealers who trade in such securities and are categorized as Level 2. At December 31, 2018, €8,145 million and €7 million of notes were classified within Level 1 and Level 2, respectively. At December 31, 2017, €10,358 million and €7 million of notes were classified within Level 1 and Level 2, respectively.
The fair value of Other debt included in Level 2 of the fair value hierarchy has been estimated using discounted cash flow models. The main inputs used are year-end market interest rates, adjusted for market expectations of the Group’s non-performance risk implied in quoted prices of traded securities issued by the Group and existing credit derivatives on Group liabilities. The fair value of Other debt that requires significant adjustment using unobservable inputs is categorized within Level 3. At December 31, 2018, €5,241 million and €988 million of Other Debt was classified within Level 2 and Level 3, respectively. At December 31, 2017, €6,796 million and €1,205 million of Other Debt was classified within Level 2 and Level 3, respectively.